Segmentation - Summary of the Amount of Revenue from these Customers (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of major customers [line items]
Revenue from contracts with customers	€ 145,453	€ 133,900	€ 86,291
Total
Disclosure of major customers [line items]
Revenue from contracts with customers	15,585	51,424	48,540
Customer A
Disclosure of major customers [line items]
Revenue from contracts with customers			23,974
Customer D
Disclosure of major customers [line items]
Revenue from contracts with customers	€ 15,585	€ 51,424	€ 24,566